Income Taxes – Income Tax Benefit/ (Expense) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Total income tax (expense)/benefit	$ (1,233)	$ 1,376	$ 3,468
Argentina
Income Tax Examination [Line Items]
Current	(175)	846	(194)
Deferred	(856)	590	3,966
Total income tax (expense)/benefit	(1,031)	1,436	3,772
Paraguay
Income Tax Examination [Line Items]
Current	(102)	(58)	(99)
Deferred	(100)	(2)	(205)
Total income tax (expense)/benefit	$ (202)	$ (60)	$ (304)